Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2023	Aug. 15, 2023	Dec. 31, 2022
Convertible 10% Note
Short-term Debt [Line Items]
Unamortized debt issuance costs		$ (26,316)
Convertible debt | Convertible 10% Note
Short-term Debt [Line Items]
Total principal value of convertible note - related party, net of debt discount	$ 5,000,000		$ 0
Convertible debt | Multi-Draw Credit Agreement
Short-term Debt [Line Items]
Total principal value of convertible note - related party, net of debt discount	0		1,848,375
Unamortized debt discount	(610,749)		0
Unamortized debt issuance costs	(17,253)		0
Total carrying value of advances under the multi-draw credit agreement	$ 4,371,998		$ 1,848,375